Forward Purchase Agreement - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended
	Feb. 03, 2023	Jun. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Additional paid-in capital		$ 936,157	$ 939,868	$ 927,641	$ 24,782	$ 21,710
FPA Put Option liability		26,743	38,092	44,593	0
Fixed Maturity Consideration		6,737	7,020	6,967	$ 0
Adjustments
Derivative [Line Items]
Additional paid-in capital		(60,547)		(60,547)
FPA Put Option liability		26,743		$ 44,593
Forward Contracts
Derivative [Line Items]
Derivative transaction costs	$ 451	$ 451	$ 451